DISCONTINUED OPERATIONS (Details) - Schedule of Impact of Discontinued Operations on the Cash Flow Statement - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DISCONTINUED OPERATIONS (Details) - Schedule of Impact of Discontinued Operations on the Cash Flow Statement [Line Items]
Net cash used in operating activities	£ 15,182	£ 11,634	£ (23,948)
Net cash from investing activities	(4,066)	(2,448)	20,944
Net cash used in financing activities	(765)	(10,292)	(18,258)
Change in cash and cash equivalents	£ 48,966	£ 38,614	39,723	£ 60,982
Discontinued operations
DISCONTINUED OPERATIONS (Details) - Schedule of Impact of Discontinued Operations on the Cash Flow Statement [Line Items]
Net cash used in operating activities			(1,715)
Net cash from investing activities			60
Net cash used in financing activities			(682)
Change in cash and cash equivalents			£ (2,337)